Other assets - Future amortization of favorable contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	4 years 3 months
Favorable contracts
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2019	$ 153
2020	2
2021	2
2022	2
2023 and after	27
Total	$ 186	$ 287